Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EAGLE CAPITAL APPRECIATION FUND
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	ecaf_SupplementTextBlock
EAGLE CAPITAL APPRECIATION FUND

SUPPLEMENT DATED JULY 1, 2013, TO
THE PROSPECTUS AND SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2013, AS SUPPLEMENTED
MARCH 14, 2013, MARCH 21, 2013 AND APRIL 23, 2013

Effective June 28, 2013, shareholders of the Eagle Capital Appreciation Fund (the “fund”) have approved a new subadviser for the fund, ClariVest Asset Management LLC (“ClariVest”).

As a result, the Prospectus is amended as follows:

The “Principal Investment Strategies” section on page 1 of the Prospectus and page 1 of the Summary Prospectus is replaced with the following:

Principal investment strategies | During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its net assets in common stocks of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase stocks that appear to be undervalued in relation to the company’s long-term growth fundamentals. The strategy of the fund’s portfolio management team is based upon systematic analysis of fundamental and technical factors, significantly aided by a quantitative process. The fund invests in the stocks of companies of any size without regard to market capitalization and will sell securities when they no longer meet the portfolio management team’s investment criteria.

EAGLE CAPITAL APPRECIATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ecaf_SupplementTextBlock
EAGLE CAPITAL APPRECIATION FUND

SUPPLEMENT DATED JULY 1, 2013, TO
THE PROSPECTUS AND SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2013, AS SUPPLEMENTED
MARCH 14, 2013, MARCH 21, 2013 AND APRIL 23, 2013

Effective June 28, 2013, shareholders of the Eagle Capital Appreciation Fund (the “fund”) have approved a new subadviser for the fund, ClariVest Asset Management LLC (“ClariVest”).

As a result, the Prospectus is amended as follows:

The “Principal Investment Strategies” section on page 1 of the Prospectus and page 1 of the Summary Prospectus is replaced with the following:

Principal investment strategies | During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its net assets in common stocks of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase stocks that appear to be undervalued in relation to the company’s long-term growth fundamentals. The strategy of the fund’s portfolio management team is based upon systematic analysis of fundamental and technical factors, significantly aided by a quantitative process. The fund invests in the stocks of companies of any size without regard to market capitalization and will sell securities when they no longer meet the portfolio management team’s investment criteria.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its net assets in common stocks of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase stocks that appear to be undervalued in relation to the company’s long-term growth fundamentals. The strategy of the fund’s portfolio management team is based upon systematic analysis of fundamental and technical factors, significantly aided by a quantitative process. The fund invests in the stocks of companies of any size without regard to market capitalization and will sell securities when they no longer meet the portfolio management team’s investment criteria.